American Beacon Advisors, Inc.
4151 Amon Carter Blvd. MD 2450
Fort Worth, TX 76155

                                                                                                                                                                                               March 4, 2011

VIA EDGAR
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Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:  American Beacon Funds (the “Registrant”)
     1933 Act File No. 33-11387
     1940 Act File No. 811-4984

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), American Beacon Funds hereby certifies (a) that the form of Prospectus used with respect to the A Class, C Class, Institutional Class, Y Class, Investor Class, Advisor Class and Retirement Class of the American Beacon Balanced Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid-Cap Growth Fund, Small Cap Value Fund, International Equity Fund, Emerging Markets Fund, High Yield Bond Fund, Retirement Income and Appreciation Fund, Intermediate Bond Fund and Short-Term Bond Fund of the Registrant that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 100 (“Amendment No. 100”) to Registrant’s Registration Statement on Form N-1A, (b) that the form of Prospectus used with respect to the AMR Class of the American Beacon Balanced Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid-Cap Value Fund, Small Cap Value Fund, International Equity Fund, Emerging Markets Fund and High Yield Bond Fund of the Registrant that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Amendment No. 100,  (c) that the form of Statement of Additional Information used with respect to the American Beacon  A Class, C Class, AMR Class, Institutional Class, Y Class, Investor Class, Advisor Class and Retirement Class of the American Beacon Balanced Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid-Cap Growth Fund, Small Cap Value Fund, International Equity Fund, Emerging Markets Fund, High Yield Bond Fund, Retirement Income and Appreciation Fund, Intermediate Bond Fund and Short-Term Bond Fund of the Registrant that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Amendment No. 100, and (d) that Amendment No. 100 was filed electronically with the Securities and Exchange Commission on March 1, 2011.

  If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6175.

                                                                                                                                                                                                                    Sincerely,

                                                                                     /s/ John J. Okray
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                                                                                     John J. Okray
                                                                                    Assistant General Counsel

cc:   Francine Rosenberger, Esq.
          K&L Gates LLP